COMMITMENTS AND CONTINGENCIES (Details 3) (USD $) In Billions, unless otherwise specified	1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended
	Oct. 31, 2012	Dec. 06, 2013	Dec. 05, 2013	Jan. 08, 2015 item	Dec. 31, 2012	Dec. 17, 2014
Minimum
Contingencies
Damage sought against all defendants, including the entity, its subsidiary Trina Solar (U.S.), Inc., and other Chinese manufacturers of photovoltaic solar panels in the U.S. District Court in California	$ 1.5
Antidumping and countervailing duty investigations relating to imports into the European Union
Contingencies
Average rate of antidumping and anti-subsidy duty (as a percent)			47.70%
Applicable period for antidumping and anti-subsidy duty		2 years
Soloar panel manufacturing companies in the United States | Antidumping and countervailing duty investigations relating to imports into the United States
Contingencies
Net cash deposit rate (as a percent)					23.75%
The number of the Chinese solar exporters				20
Proposed anti-dumping rate (as a percent)				1.82%
Proposed countervailing duty (as a percent)				15.68%
SolarWorld | Antidumping and countervailing duty investigations relating to imports into the United States
Contingencies
Proposed anti-dumping rate (as a percent)						26.71%
Proposed countervailing duty (as a percent)						49.79%